INCOME TAXES (Details 1) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2020	Jun. 30, 2019
Income Tax Disclosure [Abstract]
Current			$ (1,182)	$ 152,570	$ 140,531	$ 164,792
Deferred			(24,322)	28,879	32,268	(14,767)
Total	$ (9,245)	$ 67,937	$ (25,504)	$ 181,449	$ 172,799	$ 150,025